Expense Example, No Redemption {- Franklin LifeSmart™ Retirement Income Fund} - Franklin Retirement Income-07 - Franklin LifeSmart™ Retirement Income Fund - Class C	Dec. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 140
3 Years	574
5 Years	1,033
10 Years	$ 2,307